CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
OPERATING ACTIVITIES
Net income (loss) for the period	$ (24,380)	$ 43,272	$ (521)	$ 121,820
Add (deduct) items not affecting cash:
Amortization of property, plant and mine development (note 5)	70,128	66,310	140,199	130,863
Deferred income and mining taxes	(562)	15,069	6,464	25,389
Stock-based compensation (note 7)	9,332	11,296	25,609	27,068
Loss on sale of available-for-sale securities (note 8)		6,731		6,731
Impairment loss on available-for-sale securities (note 8)	17,313	11,581	28,308	11,581
Foreign currency translation (gain) loss	(11,120)	(11,009)	(7,462)	4,508
Other	5,877	4,811	11,008	7,610
Adjustment for settlement of environmental remediation	(2,990)	(6,059)	(5,542)	(12,291)
Changes in non-cash working capital balances:
Trade receivables	10,525	15,000	7,749	7
Income taxes	(4,199)	24,013	(8,107)	43,882
Inventories	3,789	(9,295)	31,781	2,254
Other current assets	(15,091)	(8,955)	(20,856)	9,855
Accounts payable and accrued liabilities	24,283	41,209	14,181	11,357
Interest payable	(7,607)	(9,892)	(1,441)	(55)
Cash provided by operating activities	75,298	194,082	221,370	390,579
INVESTING ACTIVITIES
Additions to property, plant and mine development (note 5)	(171,773)	(104,368)	(302,407)	(180,363)
Acquisition of Urastar Gold Corporation, net (note 14)	(10,051)		(10,051)
Acquisition of Grayd Resource Corporation (note 14)				(9,322)
Decrease in short-term investments	2,308	2,983	3,612	3,562
Net proceeds from sale of available-for-sale securities		30,732		30,732
Purchase of available-for-sale securities and warrants (note 8)	(39,584)		(52,259)	(2,003)
Decrease (increase) in restricted cash	818	2,034	1,344	(133)
Cash used in investing activities	(218,282)	(68,619)	(359,761)	(157,527)
FINANCING ACTIVITIES
Dividends paid	(31,759)	(30,283)	(61,649)	(60,798)
Repayment of capital lease obligations	(3,509)	(2,744)	(6,062)	(5,856)
Proceeds from long-term debt (note 9)	50,000	255,000	90,000	255,000
Repayment of long-term debt (note 9)		(255,000)	(70,000)	(345,000)
Long-term debt financing costs		(327)		(327)
Repurchase of common shares for restricted share unit plan (note 6)			(19,000)	(12,031)
Common shares issued	3,945	4,096	15,884	7,676
Cash provided by (used in) financing activities	18,677	(29,258)	(50,827)	(161,336)
Effect of exchange rate changes on cash and cash equivalents	(599)	(1,211)	(1,471)	(693)
Net (decrease) increase in cash and cash equivalents during the period	(124,906)	94,994	(190,689)	71,023
Cash and cash equivalents, beginning of period	232,285	155,476	298,068	179,447
Cash and cash equivalents, end of period	107,379	250,470	107,379	250,470
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid (note 9)	21,715	23,887	28,547	27,980
Income and mining taxes paid	$ 9,367	$ 1,286	$ 31,000	$ 5,591